Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Cost of Retirement Plan	The cost of the plan is disclosed below (in thousands):

	2017	2016	2015
Employee Investment Plan cost	$5,112	$4,976	$5,072

Schedule of Assumptions Used

The rates are presented in the table below:

	December 31, 2017	December 31, 2016
Discount rate	3.75%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	7.00%	7.00%

Schedule of Amounts Recognized in Balance Sheet and Income Statement

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	2017			2016
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,048,353	$43,311	$73,865	$1,044,817	$42,720	$72,632
Service cost	23,392	309	1,468	22,833	331	1,499
Interest cost	46,083	1,883	3,232	46,027	1,859	3,180
Actuarial loss (gain)	133,017	3,334	(71)	8,550	1,347	(2,060)
Benefits paid	(47,361)	(3,110)	(3,172)	(73,874)	(2,946)	(1,386)

Benefit obligation at end of year (PBO/PBO/APBO)	1,203,484	45,727	75,322	1,048,353	43,311	73,865

Change in plan assets
Market value of plan assets at beginning of year	738,962	—	48,113	736,880	—	43,584
Actual return on plan assets	144,064	—	7,742	39,956	—	4,818
Employer contributions	36,000	3,110	—	36,000	2,946	—
Benefits paid	(47,361)	(3,110)	(1,247)	(73,874)	(2,946)	(289)

Market value of plan assets at end of year	871,665	—	54,608	738,962	—	48,113

Funded status at year end	$(331,819)	$(45,727)	$(20,714)	$(309,391)	$(43,311)	$(25,752)

Weighted-average assumptions (benefit obligation)
Discount rate	3.75%	3.75%	3.75%	4.50%	4.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	3.25%	3.25%	N/A

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2017	December 31, 2016
Retirement plan	$1,088,203	$939,002
SERP	44,343	40,852

Schedule of Expected Benefit Payments

Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows (in millions):

	2018	2019	2020	2021	2022	2023-2027
Pension	$51.0	$52.2	$53.6	$55.1	$56.6	$308.3
SERP	3.0	3.0	3.0	2.9	2.9	14.1
PBOP	4.1	4.2	4.3	4.3	4.2	19.6

Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2017	2016	2015	2017	2016	2015	2017	2016	2015
(Thousands of dollars)
Service cost	$23,392	$22,833	$25,123	$309	$331	$320	$1,468	$1,499	$1,641
Interest cost	46,083	46,027	44,229	1,883	1,859	1,695	3,232	3,180	2,999
Expected return on plan assets	(55,196)	(56,558)	(57,808)	—	—	—	(3,358)	(3,149)	(3,464)
Amortization of prior service cost	—	—	—	—	—	—	1,335	1,335	1,335
Amortization of net actuarial loss	24,004	25,266	32,743	1,441	1,383	1,293	—	417	345

Net periodic benefit cost	$38,283	$37,568	$44,287	$3,633	$3,573	$3,308	$2,677	$3,282	$2,856

Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	4.50%	4.25%	4.50%	4.50%	4.25%	4.50%	4.50%	4.25%
Expected return on plan assets	7.00%	7.25%	7.75%	N/A	N/A	N/A	7.00%	7.25%	7.75%
Weighted-average rate of compensation increase	3.25%	3.25%	2.75%	3.25%	3.25%	2.75%	N/A	N/A	N/A

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2017				2016				2015
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$43,027	$44,149	$3,334	$(4,456)	$22,770	$25,153	$1,347	$(3,730)	$30,519	$26,949	$2,322	$1,248
Amortization of prior service cost (b)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)
Amortization of net actuarial loss (b)	(25,445)	(24,004)	(1,441)	—	(27,066)	(25,266)	(1,383)	(417)	(34,381)	(32,743)	(1,293)	(345)
Regulatory adjustment	(12,340)	(18,131)	—	5,791	5,584	102	—	5,482	5,646	5,214	—	432

Recognized in other comprehensive (income) loss	3,907	2,014	1,893	—	(47)	(11)	(36)	—	449	(580)	1,029	—
Net periodic benefit costs recognized in net income	44,593	38,283	3,633	2,677	44,423	37,568	3,573	3,282	50,451	44,287	3,308	2,856

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$48,500	$40,297	$5,526	$2,677	$44,376	$37,557	$3,537	$3,282	$50,900	$43,707	$4,337	$2,856

Schedule of Fair Value of Plan Assets

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2017 and December 31, 2016. The SERP has no assets.

	December 31, 2017			December 31, 2016
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 – Quoted prices in active markets for identical financial assets
Mutual funds	$—	$27,020	$27,020	$—	$24,922	$24,922

Total Level 1 Assets (1)	$—	$27,020	$27,020	$—	$24,922	$24,922

Level 2 – Significant other observable inputs
Private commingled equity funds (2)
International	$340,217	$10,577	$350,794	$290,668	$9,140	$299,808
Large and medium capitalization	136,982	4,258	141,240	121,434	3,819	125,253
Small capitalization	28,955	900	29,855	25,947	816	26,763
Emerging markets	56,259	1,749	58,008	45,309	1,424	46,733
Private commingled fixed income funds (3)
U.S. corporate bonds	157,460	4,895	162,355	161,086	5,066	166,152
U.S. debt market long duration	59,986	1,865	61,851	77,349	2,432	79,781
U.S. Treasury securities	83,771	2,604	86,375	8,665	272	8,937
Pooled funds and mutual funds	4,676	735	5,411	4,889	216	5,105
Government fixed income and mortgage backed securities	172	5	177	167	5	172

Total Level 2 assets (4)	$868,478	$27,588	$896,066	$735,514	$23,190	$758,704

Total Plan assets at fair value	$868,478	$54,608	$923,086	$735,514	$48,112	$783,626
Insurance company general account contracts (5)	3,187	—	3,187	3,448	—	3,448

Total Plan assets	$871,665	$54,608	$926,273	$738,962	$48,112	$787,074

(1)

The Mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income. Currently, this balanced fund is the only mutual fund in which the Plan invests.

(2)

The private commingled equity funds include common collective trusts that invest in a diversified portfolio of domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Investment strategies employed by the funds include:

•	Domestic equities
•	International developed countries equities
•	Emerging markets equities

Shares in the private equity commingled funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of significant redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (level 2) and are also therefore, not excluded from the body of the fair value table as a reconciling item.

Two funds are classified as international funds. One invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities. The other provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the United States, Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.

The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the United States stock market.

The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.

The emerging markets fund was developed to invest in emerging market equities worldwide. The purposes of the fund’s operations, “emerging market countries” include every country in the world except the developed markets of the United States, Canada, Japan, Australia, New Zealand, Hong Kong and Singapore, and most countries located in Western Europe. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds.

(3)

The private commingled fixed income funds include domestic fixed income securities. These funds are shown in the above table at NAV. Shares in the private commingled fixed equity funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of significant redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (level 2) and are also therefore, not excluded from the body of the fair value table as a reconciling item.

The U.S. corporate bond fund seeks to provide high quality, mostly corporate bond-based exposure to fixed income securities which closely match those found in discount curves used to value United States pension liabilities.

The United States debt market long duration fund provides participation in the full spectrum of investment opportunities in primarily United States debt markets with longer maturities. The fund seeks to offer effective diversification against equities, take advantage of market trading opportunities, and provide a competitive rate of return on assets. The fund’s current duration is close to 14 years.

The United States Treasuries securities fund seeks to replicate the risk and return characteristics of the Barclays Treasury U.S. Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) 28-29 Years Index with minimum tracking error.

(4)

With the exception of items (2) and (3), which are discussed in detail above, the Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.

(5)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.